Operating Lease Right-of-Use Assets, Net (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 CNY (¥)
Operating Lease Right-of-Use Assets, Net [Line Items]
Agreement amount	$ 4,197,323	$ 4,383,029
Prepaid installment amount				$ 2,319,791	¥ 15,000,000
Operating lease right-of-use assets	411,880	402,441	$ 403,960
Impairment losses for right-of-use lease assets
Right of Use for Farmland [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Agreement amount						$ 2,319,791	¥ 15,000,000
Shou Hill Valley Area and Villas [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Operating lease right-of-use assets	411,880	402,441	403,960
Interest on lease liabilities	$ 45,228	$ 44,192	$ 44,359
Shou Hill Valley Area and Villas [Member] | Maximum [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	20 years
Shou Hill Valley Area and Villas [Member] | Minimum [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	12 years 6 months
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net [Line Items]
Number of operating leases right-of-use assets	10 years